IAS 18 basis primary statements	12 Months Ended
Mar. 31, 2019
IAS 18 basis primary statements
IAS 18 basis primary statements

31. IAS 18 basis primary statements

The Group did not restate comparative periods on adoption of IFRS 15 on 1 April 2018; therefore, this note provides information about the Group’s results for the year to 31 March 2019 under the previous accounting rules which are therefore comparable to prior periods. The Group’s revenue accounting policy under the previous accounting rules is provided below.

Revenue accounting policy under IAS 18

Revenue is recognised to the extent the Group has delivered goods or rendered services under an agreement, the amount of revenue can be measured reliably and it is probable that the economic benefits associated with the transaction will flow to the Group. Revenue is measured at the fair value of the consideration receivable, exclusive of sales taxes and discounts.

The Group principally obtains revenue from providing mobile and fixed telecommunication services including: access charges, voice and video calls, messaging, interconnect fees, fixed and mobile broadband and related services such as providing televisual and music content, connection fees and equipment sales. Products and services may be sold separately or in bundled packages.

Revenue for access charges, voice and video calls, messaging and fixed and mobile broadband provided to contract customers is recognised as services are performed, with unbilled revenue resulting from services already provided accrued at the end of each period and unearned revenue from services to be provided in future periods deferred. Revenue from the sale of prepaid credit is deferred until such time as the customer uses the airtime, or the credit expires.

Revenue from interconnect fees is recognised at the time the services are performed.

Revenue for the provision of televisual and music content is recognised when or as the Group performs the related service and, depending on the nature of the service, is recognised either at the gross amount billed to the customer or the amount receivable by the Group as commission for facilitating the service.

Customer connection revenue is recognised together with the related equipment revenue to the extent that the aggregate equipment and connection revenue does not exceed the fair value of the equipment delivered to the customer. Any customer connection revenue not recognised, together with any related excess equipment revenue, is deferred and recognised over the period in which services are expected to be provided to the customer.

Revenue for device sales is recognised when the device is delivered to the end customer and the significant risks and rewards of ownership have transferred. For device sales made to intermediaries, revenue is recognised if the significant risks associated with the device are transferred to the intermediary and the intermediary has no general right to return the device to receive a refund. If the significant risks are not transferred, revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

In revenue arrangements including more than one deliverable, the arrangements are divided into separate units of accounting. Deliverables are considered separate units of accounting if the following two conditions are met: (i) the deliverable has value to the customer on a stand-alone basis and (ii) there is evidence of the fair value of the item. The arrangement consideration is allocated to each separate unit of accounting based on its relative fair value. The Group generally determines the fair value of individual elements based on prices at which the deliverable is regularly sold on a stand-alone basis after considering any appropriate volume discounts. Revenue allocated to deliverables is restricted to the amount that is receivable without the delivery of additional goods or services. This restriction typically applies to revenue recognised for devices provided to customers, including handsets.

Contract-related costs

Intermediaries are given cash incentives by the Group to connect new customers and upgrade existing customers.

For intermediaries who do not purchase products and services from the Group, such cash incentives are accounted for as an expense. Such cash incentives to other intermediaries are also accounted for as an expense if:

–  the Group receives an identifiable benefit in exchange for the cash incentive that is separable from sales transactions to that intermediary; and

–  the Group can reliably estimate the fair value of that benefit.

Cash incentives that do not meet these criteria are recognised as a reduction of the related revenue.

Critical accounting judgements applied in the recognition of revenue under IAS 18

Gross versus net presentation

When the Group sells goods or services as a principal, income and payments to suppliers are reported on a gross basis in revenue and operating costs. If the Group sells goods or services as an agent, revenue and payments to suppliers are recorded in revenue on a net basis, representing the margin earned. Whether the Group is considered to be the principal or an agent in the transaction depends on analysis by management of both the legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and operating expenses but do not impact reported assets, liabilities or cash flows.

Primary statements under IAS 18

The Group’s consolidated financial statements for the year ended 31 March 2019 are prepared in accordance with IFRS 15” Revenue from Contracts with Customers; comparative periods have not been restated. Where there are differences between the primary consolidated financial statements presented in accordance with IFRS 15 and comparable presentation under the Group’s previous revenue accounting policy (in accordance with

IAS 18 “Revenue”), the effects are disclosed below. The Group’s consolidated statement of cash flows is not affected by the implementation of IFRS 15 and so is not re-presented.

	Year ended 31 March 2019
	IFRS 15 basis		Adjustments		IAS 18 basis[1]
Consolidated income statement (reconciliation to IAS 18)	€m		€m		€m
Revenue	43,666		1,400		45,066
Cost of sales	(30,160)		(1,253)		(31,413)
Gross profit	13,506		147		13,653
Selling and distribution expenses	(3,891)		—		(3,891)
Administrative expenses	(5,410)		—		(5,410)
Net credit losses on financial assets	(575)		74		(501)
Share of result of equity accounted associates and joint ventures	(908)		57		(851)
Impairment losses	(3,525)		406		(3,119)
Other income and expense	(148)		—		(148)
Operating loss	(951)		684		(267)
Non-operating income and expense	(7)		—		(7)
Investment income	433		—		433
Financing costs	(2,088)		—		(2,088)
Loss before taxation	(2,613)		684		(1,929)
Income tax expense	(1,496)		(108)		(1,604)
Loss for the financial period from continuing operations	(4,109)		576		(3,533)
Loss for the financial period from discontinued operations	(3,535)		—		(3,535)
Loss for the financial year	(7,644)		576		(7,068)

Loss per share From continuing operations:
– Basic	(16.25)	c	2.10	c	(14.15)	c
– Diluted	(16.25)	c	2.10	c	(14.15)	c
Total Group
– Basic	(29.05)	c	2.10	c	(26.95)	c
– Diluted	(29.05)	c	2.10	c	(26.95)	c

Note:

1   See note 2 for segmental information reported under IAS 18.

Consolidated statement of comprehensive income (reconciliation to IAS 18)

Total comprehensive expense for the year has decreased by €611 million to €5,277 million. The difference comprises a €576 million lower loss for the financial year and €35 million of foreign exchange differences that may be reclassified to the income statement in subsequent years.

Consolidated statement of changes in equity (reconciliation to IAS 18)

The below table provides an extract of the Group’s consolidated statement of changes in equity reflecting impacts arising from the adoption of IFRS 15.

			Equity attributable	Non-controlling
	Retained losses	Currency reserve	to the owners	interests	Total equity
	€m	€m	€m	€m	€m
31 March 2019 on an IFRS 15 basis as reported on page 113	(116,725)	29,284	62,218	1,227	63,445
Adjustments	(1,878)	27	(1,851)	(76)	(1,927)
31 March 2019 on an IAS 18 basis	(118,603)	29,311	60,367	1,151	61,518

Consolidated statement of financial position (reconciliation to IAS 18)

			31 March 2019
	IFRS 15 basis	Adjustments	IAS 18 basis
Consolidated statement of financial position (reconciliation to IAS 18)	€m	€m	€m
Non-current assets
Goodwill[1]	23,353	409	23,762
Other intangible assets	17,652	—	17,652
Property, plant and equipment	27,432	—	27,432
Investments in associates and joint ventures	3,952	(156)	3,796
Other investments	870	—	870
Deferred tax assets	24,753	652	25,405
Post employment benefits	94	—	94
Trade and other receivables	5,170	(555)	4,615
Of which: Contract assets	531	(180)	351
Trade receivables	376	—	376
Deferred acquisition costs	366	(366)	—
Fulfilment costs	9	(9)	—
Current assets
Inventory	714	(48)	666
Taxation recoverable	264	—	264
Trade and other receivables	12,190	(2,379)	9,811
Of which: Contract assets	3,671	(1,247)	2,424
Trade receivables	4,701	—	4,701
Deferred acquisition costs	1,067	(1,067)	—
Fulfilment costs	65	(65)	—
Other investments	13,012	—	13,012
Cash and cash equivalents	13,637	—	13,637
Assets held for sale	(231)	(15)	(246)
Total assets	142,862	(2,092)	140,770
Equity
Called up share capital	4,796	—	4,796
Additional paid-in capital	152,503	—	152,503
Treasury shares	(7,875)	—	(7,875)
Accumulated losses	(116,725)	(1,878)	(118,603)
Accumulated other comprehensive income	29,519	27	29,546
Total attributable to owners of the parent	62,218	(1,851)	60,367
Non-controlling interests	1,227	(76)	1,151
Total non-controlling interests	1,227	(76)	1,151
Total equity	63,445	(1,927)	61,518
Non-current liabilities
Long-term borrowings	48,685	—	48,685
Deferred tax liabilities	478	(71)	407
Post employment benefits	551	—	551
Provisions	1,242	—	1,242
Trade and other payables	2,938	(2)	2,936
Of which: Contract liabilities	574	(2)	572
Current liabilities
Short-term borrowings	4,270	—	4,270
Financial liabilities under put option arrangements	1,844	—	1,844
Taxation liabilities	596	—	596
Provisions	1,160	—	1,160
Trade and other payables	17,653	(92)	17,561
Of which: Contract liabilities	1,818	(43)	1,775
Other payables	1,562	(49)	1,513
Liabilities held for sale	—	—	—
Total equity and liabilities	142,862	(2,092)	140,770

Note:

1.   This difference primarily relates to the impairment of goodwill in respect of Romania and Spain (see note 4 “Impairment”); pre-impairment balance sheet carrying values were higher under

IFRS 15 for these entities, consequently impairment charges are higher on an IFRS 15 basis.